ACCOUNTING POLICIES AND NEW STANDARDS ADOPTED	9 Months Ended
Dec. 31, 2020
ACCOUNTING POLICIES AND NEW STANDARDS ADOPTED
ACCOUNTING POLICIES AND NEW STANDARDS ADOPTED

4.    ACCOUNTING POLICIES AND NEW STANDARDS ADOPTED

Adoption of International Financial Reporting Interpretations Committee (“IFRIC”) Agenda Decision 11, Physical Settlement of Contracts to Buy or Sell a Non-Financial Item (“Agenda Decision 11”)

The IFRIC reached a decision on Agenda Decision 11 during its meeting on March 5 and 6, 2019. The decision was in respect to a request about how an entity applies IFRS 9 to particular contracts to buy or sell a non-financial item at a fixed price.

The Company reviewed the agenda decision and determined that a change was required in its accounting policy related to contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial instruments. These are contracts the Company enters into that are accounted for as derivatives at fair value through profit or loss but physically settled by the underlying non-financial item. The IFRIC concluded that IFRS 9 neither permits nor requires an entity to reverse the accumulated gain or loss previously recognized on the derivative and recognize a corresponding adjustment to cost of goods sold or inventory when the contract is physically settled. The presentation of the interim condensed consolidated statements of income (loss) has been amended to comply with the IFRIC agenda decision.

Prior to the adoption of Agenda Decision 11, realized gains and losses on financial swap contracts and options were included in cost of goods sold. Upon adoption of Agenda Decision 11, realized gains and losses on financial swap contracts are recorded in the line item realized loss on derivative instruments. As a result of Agenda Decision 11, the amount of cost of goods sold previously reported for the three months ended December 31, 2019, has decreased by $69.5 million from $516.0 million previously reported, to $446.6 million, upon the adoption of IFRIC Agenda Decision 11 with an increase in realized losses on derivatives.  The amount of cost of goods sold previously reported for the nine months ended December 31, 2019, has increased from $1,667.0 million previously reported, to $1,748.3 million, upon the adoption of IFRIC Agenda Decision 11 with  a decrease in realized losses on derivatives.